Nature of business and organization (Details)	6 Months Ended
Jun. 30, 2025
M C Hologram Inc MC [Member]
Restructuring Cost and Reserve [Line Items]
Name	MC Hologram Inc (“MC”)
Ownership	100% owned by MicroCloud
Background	Registered capital of USD 50,000
Quantum Edge HK Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Quantum Edge HK Limited (“Mengyun HK”)
Ownership	100% owned by MC
Background	Registered capital of HK 10,000
Beijing Xihuiyun Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Beijing Xihuiyun Technology Co., Ltd (“Beijing Xihuiyun”)
Ownership	100% owned by Mengyun HK
Background	Registered capital of RMB 207,048,000
Shanghai Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shanghai Mengyun Holographic Technology Co., Ltd. (“Shanghai Mengyun”)
Ownership	81.63% owned by Beijing Xihuiyun and 18.37% owned by Mengyun HK
Background	Registered capital of RMB 27,000,000
Shenzhen Mengyun Holographic Technology Co [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Mengyun Holographic Technology Co., Ltd. (“Shenzhen Mengyun”)
Ownership	100% owned by Shanghai Mengyun
Background	Registered capital of RMB 10,000,000
Shenzhen Broad Vision Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen BroadVision Technology Co., Ltd. (“Shenzhen Bowei”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of RMB 10,000,000
Mcloudvr Software Network Technology HK Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Mcloudvr Software Network Technology HK Co., Limited (“Mcloudvr HK”)
Ownership	100% owned by Shenzhen Mengyun
Background	Registered capital of HKD 100,000
Broadvision Intelligence Hong Kong Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Broadvision Intelligence (Hong Kong), Ltd. (“Broadvision HK”)
Ownership	100% owned by Shenzhen Bowei
Background	Registered capital of HKD 10,000
Ocean Cloud Technology Co Limited [Member]
Restructuring Cost and Reserve [Line Items]
Name	Ocean Cloud Technology Co., Limited. (“Ocean HK”)
Ownership	56% owned by Mcloudvr HK
Background	Registered capital of HKD 10,000
Shenzhen Haiyun Xinsheng Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xinsheng Technology Co., Ltd. (“Shenzhen Haiyun”)
Ownership	100% owned by Ocean HK
Background	Registered capital of RMB 300,000
Shenzhen Haiyun Xingchen Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Haiyun Xingchen Technology Co., Ltd. (“Haiyun Xingchen”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 300,000
Yichang Ji Yue Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Yichang Ji Yue Technology Ltd. (“Yichang Ji Yue”)
Ownership	100% owned by Haiyun Xingchen
Background	Registered capital of RMB 1,000,000
Bei Jing Ji Yue Technology Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	BeiJing Ji Yue Technology Ltd. (“BeiJing Ji Yue”)
Ownership	100% owned by Yichang Ji Yue
Background	Registered capital of RMB 500,000
Shenzhen Yushian Technology Co Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	Shenzhen Yushian Technology Co., Ltd. (“Shenzhen Yushian”)
Ownership	100% owned by Shenzhen Haiyun
Background	Registered capital of RMB 1,000,000
Hai Yun Group Investment Ltd Hai Yun Group [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiYun Group Investment Ltd. (“HaiYun Group”)
Ownership	100% owned by MC
Background	Formed on March 18, 2025
Hai Cloud Technology Inc Hai Cloud Inc [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiCloud Technology Inc. (“HaiCloud Inc”)
Ownership	100% owned by HaiYun Group
Background	Formed on May 8, 2025
Hai Cloud Technology Limited Hai Cloud Ltd [Member]
Restructuring Cost and Reserve [Line Items]
Name	HaiCloud Technology Limited. (“HaiCloud Ltd”)
Ownership	100% owned by HaiCloud Inc
Background	Registered capital of HKD 1,000,000
Shen Zhen Hai Yun Zhichuang Technology Ltd Hai Yun Zhichuang [Member]
Restructuring Cost and Reserve [Line Items]
Name	ShenZhen HaiYun Zhichuang Technology Ltd. (“HaiYun Zhichuang”)
Ownership	100% owned by HaiCloud Ltd
Background	Registered capital of RMB 1,000,000